Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Tax on Profit

	Group
	2019	2018 (1)	2017 (1)
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	265	408	510
Adjustments in respect of prior years	(25)	(20)	(27)

Total current tax	240	388	483

Deferred tax:
Charge for the year	46	16	23
Adjustments in respect of prior years	(7)	(5)	9

Total deferred tax	39	11	32

Tax on profit	279	399	515

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for 2019, based on profit before tax, was 27.6% (2018: 25.8%, 2017: 28.3%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Group
	2019	2018 (1)	2017 (1)
	£m	£m	£m
Profit before tax	1,012	1,545	1,817
Tax calculated at a tax rate of 19% (2018: 19%, 2017: 19.25%)	192	294	350
Bank surcharge on profits	65	109	132
Non-deductible preference dividends paid	8	8	9
Non-deductible UK Bank Levy	24	20	25
Non-deductible conduct remediation, fines and penalties	44	6	35
Other non-deductible costs and non-taxable income	31	30	30
Effect of change in tax rate on deferred tax provision	(14)	(1)	(2)
Tax relief on dividends in respect of other equity instruments	(39)	(42)	(46)
Adjustment to prior year provisions	(32)	(25)	(18)

Tax charge	279	399	515

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.

Disclosure of Movements in Current Tax Assets and Liabilities
Movements in current tax assets and liabilities during the year were as follows:

	Group
	2019	2018 (1)
	£m	£m
Assets	153	—
Liabilities	0	(3)

At 1 January	153	(3)
Income statement charge	(240)	(388)
Other comprehensive income (charge)/credit	(4)	34
Corporate income tax paid	292	391
Other movements	(1)	119

	200	153

Assets	200	153
Liabilities	0	—

At 31 December	200	153

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.

Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

	Group
	Fair value of financial instruments £m	Pension remeasurement £m	Cash flow hedges £m	Available- for-sale £m	Fair value reserve £m	Tax losses carried forward £m	Accelerated tax depreciation £m	Other temporary differences £m	Total £m
At 1 January 2019	(51)	(183)	(43)		(13)	20	(6)	53	(223)
Income statement (charge)/credit	(1)	(44)	0		0	(7)	23	(10)	(39)
Transfers/reclassifications	0	0	22		5	0	0	(27)	0
Credited/(charged) to other comprehensive income	0	131	(37)		0	0	0	19	113

At 31 December 2019	(52)	(96)	(58)		(8)	13	17	35	(149)

At 31 December 2017	(41)	(41)	3	(26)		25	(4)	(4)	(88)
Adoption of IFRS 9	—	—	—	26	(26)	—	—	68	68

At 1 January 2018	(41)	(41)	3		(26)	25	(4)	64	(20)
Income statement (charge)/credit	(10)	(24)	—		—	(5)	—	28	(11)
Transfers/reclassifications	—	—	—		—	—	(2)	(18)	(20)
Credited/(charged) to other comprehensive income	—	(118)	(46)		13	—	—	(21)	(172)

At 31 December 2018	(51)	(183)	(43)		(13)	20	(6)	53	(223)